Intangible assets, net - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2011 USD ($)	Feb. 28, 2011 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets
Amortization expense of operating rights			$ 717	¥ 4,621	¥ 4,621	¥ 4,621
Deferred tax liability			$ 4,316		28,982		¥ 27,827
Period of expected cash flow			30 years	30 years
Estimated useful life of operating rights			30 years	30 years
Guangdong Province
Finite-Lived Intangible Assets
Amortization expense of operating rights			$ 151	¥ 971	971	971
Estimated useful life of operating rights			30 years	30 years
Zhejiang Province
Finite-Lived Intangible Assets
Amortization expense of operating rights			$ 566	¥ 3,650	¥ 3,650	¥ 3,650
Consideration for operating rights	$ 12,500	¥ 82,124
Value of acquired operating rights				¥ 109,499
Deferred tax liability							¥ 27,375
Estimated useful life of operating rights			30 years	30 years
Guangdong and Zhejiang
Finite-Lived Intangible Assets
General renewal period with provincial authorities			3 years	3 years
Beijing
Finite-Lived Intangible Assets
General renewal period with provincial authorities			9 years	9 years